Condensed Consolidated Balance Sheets (Unaudited)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Current assets
Cash and cash equivalents	$ 2,192,000	$ 2,837,000	$ 5,002,000
Accounts receivable, net	17,000	22,000	33,000
Deposits, prepaid expenses and other current assets	39,858,000	51,582,000	30,652,000
Total current assets	42,067,000	54,441,000	35,687,000
Non-current assets
Property and equipment, net	28,000	36,000	70,000
Intangible assets, net	655,000	847,000	815,000
Investment in a joint venture	1,504,000	1,947,000	1,749,000
Total non-current assets	2,187,000	2,830,000	2,634,000
TOTAL ASSETS	44,254,000	57,271,000	38,321,000
Current liabilities
Accounts payable	3,377,000	4,370,000	4,951,000
Accrued expenses and other current liabilities	991,000	1,282,000	1,329,000
Operating lease obligations	15,000	20,000	59,000
Total current liabilities	4,383,000	5,672,000	6,339,000
TOTAL LIABILITIES	4,383,000	5,672,000	6,339,000
SHAREHOLDERS’ EQUITY
Ordinary shares, US$0.0002 of nominal or par value, 175,000,000 Class A shares and 75,000,000 Class B shares authorized, 150,049,131 Class A shares as of June 30, 2026 (December 31, 2025: 108,964,651) and 19,677,175 Class B shares issued and outstanding for June 30, 2026 and (December 31, 2025: 12,677,175)	34,000	44,000	32,000
Additional paid-in capital	98,383,000	127,323,000	94,273,000
Accumulated deficit	(58,454,000)	(75,649,000)	(62,238,000)
Foreign currency translation reserve	(195,000)	(252,000)	(228,000)
Equity attributable to owners of the Company	39,768,000	51,466,000	31,839,000
Non-controlling interests	103,000	133,000	143,000
Total shareholders' equity	39,871,000	51,599,000	31,982,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 44,254,000	$ 57,271,000	$ 38,321,000